Exhibit 99.7 Schedule 4

Loan Id	Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
1982683	XX	XX			Closed	2025-02-19 20:20	2025-02-21 18:44	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged- - Due Diligence Vendor-02/21/2025 Ready for Review-please waive - Buyer-02/21/2025 Open-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/19/2025						FL	Primary Residence	Refinance	Cash Out - Other	3449630	Originator Post-Close	No
1982683	XX	XX	Closed	2025-03-04 11:08	2025-03-06 20:43	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-03/06/2025

Open- - Due Diligence Vendor-03/06/2025

Waived-Document Uploaded.  - Due Diligence Vendor-03/06/2025

Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-03/06/2025

Ready for Review-Document Uploaded.  - Buyer-03/06/2025

													Open-Renters purchasing from landlord .12 months of cancelled checks to prove timely payments are required. VOR is not acceptable - Due Diligence Vendor-03/04/2025		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-03/06/2025 Waived-Document Uploaded. - Due Diligence Vendor-03/06/2025 Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-03/06/2025	XX		LTV 75% < 80% max Housing 0x30x43 per VOR DTI 41.827% < 50% max	NC	Primary Residence	Purchase	NA	3519638	N/A	N/A
1982683	XX	XX			Closed	2025-03-10 12:04	2025-06-24 20:01	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-03/14/2025 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-03/14/2025 Ready for Review-Document Uploaded. - Buyer-03/13/2025 Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements BOA#8023 account statement has only month however GL Required two months. - Due Diligence Vendor-03/10/2025		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-03/14/2025 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-03/14/2025	XX			CA	Primary Residence	Purchase	NA	3567280	N/A	N/A
1982683	XX	XX			Closed	2025-03-10 12:25	2025-03-14 15:39	Resolved	1 - Information	Credit	Assets	Asset 4 Less Than 2 Months Verified	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-03/14/2025 Ready for Review-Document Uploaded. - Buyer-03/13/2025 Open-BOA#8023 account statement has only month however GL Required two months. - Due Diligence Vendor-03/10/2025		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-03/14/2025	XX			CA	Primary Residence	Purchase	NA	3567413	N/A	N/A